SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions	Jan. 01, 2022	Dec. 31, 2021
PA Natural Agreement
Disclosure of non-adjusting events after reporting period [line items]
Cash		$ 10.0
Face value of debt		14.9
PA Natural Agreement | Exchangeable Shares
Disclosure of non-adjusting events after reporting period [line items]
Equity interest		$ 14.9
Loan Agreement With BCB Community Bank
Disclosure of non-adjusting events after reporting period [line items]
Face value of debt	$ 26.2
Annual interest rate	4.625%
Term of the debt	5 years
Option to extend, additional period	5 years